SIGNIFICANT ACCOUNTING POLICIES - Transactions between the VIE and other entities in the consolidated group (Details) - VIEs and its subsidiary $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Due from internal companies	$ 190,424	$ 117,085
Due to internal companies	80,435	72,506
Revenues earned	187,774	94,500	$ 63,742
Repayment of advances	$ 0	$ 0	$ 32,740
Registered capital | ¥				¥ 10	¥ 10	¥ 10